Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales Under Contracts [Member]
IfrsStatementLineItems [Line Items]
Finance costs	$ (50,918,482)	$ (74,499,629)	$ (73,061,957)
Net Foreign Exchange Difference [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(185,985,935)	(145,076,423)	(940,317,831)
Bank Commissions For Loans And Other [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(4,720,153)	(6,130,706)	(8,044,617)
Interest Rate Swap Expense [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(1,370,367)
Other [Member]
IfrsStatementLineItems [Line Items]
Finance costs	(567,081)	(43,882)	(610,582)
Finance Expenses Total [Member]
IfrsStatementLineItems [Line Items]
Finance costs	$ (243,562,018)	$ (225,750,640)	$ (1,022,034,987)